LEASES (Details Narrative)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Borrowing rate	3.50%		3.50%
Office Space [Member] | Minimum [Member]
Operating lease term		2 years	2 years
Office Space [Member] | Maximum [Member]
Operating lease term	5 years		5 years